Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Trade receivables	$6,107	$4,882
Insurance claims for recoveries (refer to note 5 )	1,057	124
Refund of value added tax	1,147	1,254
Prepaid expenses	1,516	1,568
Other receivables	871	967
Total other current assets	$10,698	$8,795